Report Of The Directors Financial Review Capital Report - Own funds disclosure (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Common equity tier 1 (‘CET1’) capital: instruments and reserves
Capital instruments and the related share premium accounts	$ 22,384	$ 18,932
Retained earnings	121,180	124,679
Accumulated other comprehensive income (and other reserves)	3,368	9,433
Minority interests (amount allowed in consolidated CET1)	4,854	4,905
Independently reviewed interim net profits net of any foreseeable charge or dividend	3,697	608
Common equity tier 1 capital before regulatory adjustments	155,483	158,557
Common equity tier 1 capital: regulatory adjustments
Additional value adjustments	(1,180)	(1,146)
Intangible assets (net of related deferred tax liability)	(17,323)	(16,872)
Deferred tax assets that rely on future profitability excluding those arising from temporary differences (net of related tax liability)	(1,042)	(1,181)
Fair value reserves related to gains or losses on cash flow hedges	135	208
Negative amounts resulting from the calculation of expected loss amounts	(1,750)	(2,820)
Gains or losses on liabilities at fair value resulting from changes in own credit standing	298	3,731
Defined-benefit pension fund assets	(6,070)	(6,740)
Direct and indirect holdings of own CET1 instruments	(40)	(40)
Direct, indirect and synthetic holdings by the institution of the CET1 instruments of financial sector entities where the institution has a significant investment in those entities (amount above 10% threshold and net of eligible short positions)	(7,489)	(7,553)
Total regulatory adjustments to common equity tier 1	(34,461)	(32,413)
Common equity tier 1 capital	121,022	126,144
Additional tier 1 (‘AT1’) capital: instruments
Capital instruments and the related share premium accounts	22,367	16,399
Amount of qualifying items and the related share premium accounts subject to phase out from AT1	2,297	6,622
Qualifying tier 1 capital included in consolidated AT1 capital (including minority interests not included in CET1) issued by subsidiaries and held by third parties	1,516	1,901
– of which: instruments issued by subsidiaries subject to phase out	1,298	1,374
Additional tier 1 capital before regulatory adjustments	26,180	24,922
Additional tier 1 capital: regulatory adjustments
Direct and indirect holdings of own AT1 instruments	(60)	(60)
Residual amounts deducted from AT1 capital with regard to deduction from tier 2 (‘T2’) capital during the transitional period		(52)
Total regulatory adjustments to additional tier 1 capital	(60)	(112)
Additional tier 1 capital	26,120	24,810
Tier 1 capital	147,142	150,954
Tier 2 capital: instruments and provisions
Capital instruments and the related share premium accounts	25,056	16,880
Amount of qualifying items and the related share premium accounts subject to phase out from T2		4,746
Qualifying own funds instruments included in consolidated T2 capital (including minority interests and AT1 instruments not included in CET1 or AT1) issued by subsidiaries and held by third parties	1,673	10,306
– of which: instruments issued by subsidiaries subject to phase out	1,585	10,236
Tier 2 capital before regulatory adjustments	26,729	31,932
Tier 2 capital: regulatory adjustments
Direct and indirect holdings of own T2 instruments	(40)	(40)
Direct and indirect holdings by the institution of the T2 instruments and subordinated loans of financial sector entities where the institution has a significant investment in those entities (net of eligible short positions)	(593)	(463)
Total regulatory adjustments to tier 2 capital	(633)	(503)
Tier 2 capital	26,096	31,429
Total capital	$ 173,238	$ 182,383